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                                 SchwabFunds(R)
                             101 Montgomery Street
                            San Francisco, CA 94104

VIA EDGAR

Securities and Exchange Commission                                July 13, 2000
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 30549

Dear Sir or Madam:

     Please note that on July 12, 2000, our filing agent inadvertently filed a supplement to the Schwab Equity Index Funds Prospectus dated February 29, 2000 incorrectly. The form 497 filed under Schwab Investments with the accession number 0000950149-00-001498 should be disregarded. The prospectus supplement has been filed correctly under Schwab Capital Trust on July 12, 2000 with the accession number 0000950149-00-001510.

Sincerely,

/s/ Karen Seaman
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Karen Seaman
Corporate Counsel
Charles Schwab Investment Management, Inc.